Earnings per Share (Details) - USD ($) $ / shares in Units, $ in Thousands										12 Months Ended
	Mar. 01, 2023	Jan. 26, 2023	Jan. 25, 2023	Jan. 20, 2023	Jan. 19, 2023	Jan. 13, 2023	Jan. 12, 2023	Jan. 11, 2023	Dec. 12, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per Share [Abstract]
Payment of dividends to Series B and Series C preferred stockholders										$ 1,833	$ 1,889	$ 941
Incremental shares attributable to dilutive effect of conversion of preferred convertible stock (in shares)										26,278,338	24,596,069
Incremental shares attributable to dilutive effect of conversion of warrants (in shares)										558,109	452,286
Changes in value of warrants' liability										$ (6)	$ (561)	0
Basic Earnings per Share [Abstract]
Net income										43,730	69,413	36,300
Income allocated to participating securities										0	(2)	(6)
Deemed dividends on Series B preferred stock upon exchange of common stock										0	0	(9,271)
Deemed dividends on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party										0	0	(6,944)
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature										0	(9,809)	(5,930)
Deemed dividend to the July and August warrants' holders due to triggering of a down-round feature										0	(789)	(1,116)
Dividends on preferred stock										(1,833)	(1,889)	(1,030)
Net income attributable to common stockholders										$ 41,897	$ 56,924	$ 12,003
Weighted average number of common shares, basic (in shares)										12,365,418	10,491,316	1,850,072
Earnings per common share (in dollars per share)										$ 3.39	$ 5.43	$ 6.49
Diluted Earnings per Share [Abstract]
Net income										$ 43,730	$ 69,413	$ 36,300
Income allocated to participating securities										0	(2)	(2)
Deemed dividends on Series B preferred stock upon exchange of common stock										0	0	(9,271)
Deemed dividends on Series C preferred stock upon exchange of Series B preferred stock and re-acquisition of loan due to a related party										0	0	(6,944)
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature										0	(9,809)	(5,930)
Deemed dividend to the July and August warrants' holders due to triggering of a down-round feature										0	(789)	(1,116)
Dividends on preferred stock										(1,833)	(1,889)	(1,030)
Changes in value of warrants' liability										(6)	(561)	0
Net income attributable to common stockholders										$ 43,724	$ 68,021	$ 19,488
Weighted average number of common shares, basic (in shares)										12,365,418	10,491,316	1,850,072
Effect of dilutive shares (in shares)										26,836,447	25,048,355	4,597,638
Weighted average number of common shares, diluted (in shares)										39,201,865	35,539,671	6,447,710
Earnings per common share (in dollars per share)										$ 1.11	$ 1.91	$ 3.02
Series C Preferred Shares [Member]
Earnings per Share [Abstract]
Payment of dividends to Series B and Series C preferred stockholders										$ 1,781	$ 1,834
Basic Earnings per Share [Abstract]
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	$ (5,391)	$ (171)	$ (1,486)	$ (486)	$ (250)	$ (39)	$ (447)	$ (1,539)	$ (5,930)		(9,809)
Dividends on preferred stock										0	(40)	$ (493)
Diluted Earnings per Share [Abstract]
Deemed dividend to the Series C preferred stockholders due to triggering of a down-round feature	$ (5,391)	$ (171)	$ (1,486)	$ (486)	$ (250)	$ (39)	$ (447)	$ (1,539)	$ (5,930)		(9,809)
Dividends on preferred stock										$ 0	$ (40)	$ (493)